Schedule of income tax (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Current tax - Al Shola Gas	€ (34)	€ (76)
Deferred tax credit - release of PPA deferred tax liability	99
Income tax credit / (expense)	€ 65	€ (76)